Expenses - Summary of Corporate and Administrative Expenses (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Corporate And Administrative Expenses [Abstract]
Termination benefits	$ 708	$ 44